Segmented information (Details Textual)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
One Customer [Member]
Percentage of Revenue	23.00%	28.00%
Two Customer [Member]
Percentage of Revenue	20.00%	19.00%